Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2022
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Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2021 for further discussion on the determination of fair value.

(Canadian $ in millions)	January 31, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	98,456	96,958	49,970	49,810
Loans (1)
Residential mortgages	137,284	136,564	135,653	135,461
Consumer instalment and other personal	78,572	78,561	76,627	76,791
Credit cards	7,815	7,815	7,827	7,827
Business and government (2)	254,412	254,689	233,066	233,670
	478,083	477,629	453,173	453,749

Deposits (3)	679,968	680,224	662,827	663,558
Securitization and structured entities’ liabilities (4)	23,995	24,002	24,631	24,809
Subordinated debt	8,481	8,615	6,893	7,087
 This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements,  customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $6,218 million of loans classified as FVTPL and $59 million of loans classified as FVOCI as at January 31, 2022, respectively ($5,022 million and $134 million, respectively, as at October 31, 2021).

(3)	Excludes $24,800 million of structured note liabilities ($22,665 million as at October 31, 2021) and $181 million of metals deposits ($139 million as at October 31, 2021) designated a s FVTPL.
(4)	Excludes $1,163 million of securitization and structured entities’ liabilities classified a s FVTPL ($855 million a s at October 31, 2021).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)			January 31, 2022		October 31, 2021

	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	4,507	3,731	-	8,238	3,123	4,473	-	7,596
Canadian provincial and municipal governments	1,918	3,117	-	5,035	2,183	3,655	-	5,838
U.S. federal government	7,532	7,620	-	15,152	6,050	3,532	-	9,582
U.S. states, municipalities and agencies	6	446	-	452	-	458	-	458
Other governments	659	2,843	-	3,502	1,307	591	-	1,898
NHA MBS, U.S. agency MBS and CMO	-	17,844	868	18,712	-	13,379	675	14,054
Corporate debt	1,920	7,254	13	9,187	2,231	7,656	7	9,894
Trading loans	-	187	-	187	-	160	-	160
Corporate equity	58,176	-	-	58,176	54,931	-	-	54,931
	74,718	43,042	881	118,641	69,825	33,904	682	104,411
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	666	155	-	821	704	159	-	863
Canadian provincial and municipal governments	72	1,269	-	1,341	137	1,243	-	1,380
U.S. federal government	-	7	-	7	-	38	-	38
Other governments	-	91	-	91	-	92	-	92
NHA MBS, U.S. agency MBS and CMO	-	9	-	9	-	9	-	9
Corporate debt	54	7,500	-	7,554	160	7,544	-	7,704
Corporate equity	1,642	12	3,186	4,840	1,670	12	2,442	4,124
	2,434	9,043	3,186	14,663	2,671	9,097	2,442	14,210
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	6,083	2,330	-	8,413	9,138	3,927	-	13,065
Canadian provincial and municipal governments	962	1,322	-	2,284	1,438	1,549	-	2,987
U.S. federal government	9,906	339	-	10,245	18,873	2,153	-	21,026
U.S. states, municipalities and agencies	-	3,786	1	3,787	-	4,113	1	4,114
Other governments	1,493	5,117	-	6,610	2,803	3,699	-	6,502
NHA MBS, U.S. agency MBS and CMO	-	8,263	-	8,263	-	12,136	-	12,136
Corporate debt	487	2,831	-	3,318	812	2,349	-	3,161
Corporate equity	-	-	151	151	-	-	132	132
	18,931	23,988	152	43,071	33,064	29,926	133	63,123
Business and government loans	-	6,271	6	6,277	-	5,150	6	5,156
Other Assets (1)	4,863	89	-	4,952	4,392	85	-	4,477
Fair Value Liabilities
Securities sold but not yet purchased	16,364	20,396	-	36,760	17,424	14,649	-	32,073
Structured note liabilities (2)	-	24,800	-	24,800	-	22,665	-	22,665
Other liabilities (3)	1,177	2,434	-	3,611	1,106	2,125	-	3,231
	17,541	47,630	-	65,171	18,530	39,439	-	57,969
Derivative Assets
Interest rate contracts	21	7,397	-	7,418	6	8,066	-	8,072
Foreign exchange contracts	9	12,176	-	12,185	3	14,982	-	14,985
Commodity contracts	625	5,885	-	6,510	642	6,976	-	7,618
Equity contracts	788	7,917	-	8,705	1,381	4,657	-	6,038
Credit default swaps	4	5	-	9	-	-	-	-
	1,447	33,380	-	34,827	2,032	34,681	-	36,713
Derivative Liabilities
Interest rate contracts	8	6,682	-	6,690	6	6,773	-	6,779
Foreign exchange contracts	3	10,233	-	10,236	4	12,451	-	12,455
Commodity contracts	1,036	1,523	-	2,559	746	1,445	-	2,191
Equity contracts	589	9,734	-	10,323	1,581	7,802	-	9,383
Credit default swaps	7	8	2	17	-	5	2	7
	1,643	28,180	2	29,825	2,337	28,476	2	30,815

(1)	Other assets include precious metals, segregated fund assets in our insurance business and certain receivables measured at fair value.
(2)	These structured note liabilities included in deposits have been designated as FVTPL.
(3)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated as FVTPL as well as certain securitization and structured entities’ liabilities measured as FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at January 31, 2022 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	3,186	Net Asset Value	Net Asset Value	na	na
			EV/EBITDA	Multiple	6x	19x
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	868	Discounted cash flows	Prepayment rate	3%	45%
			Market Comparable	Comparability Adjustment (3)	(5.62)	5.82

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $633 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at January 31, 2022 ($453 million as at October 31, 2021), which approximates fair value, and are held to meet regulatory requirements.

(3)	Range of input values represents price per security adjustment.
na	- not applicable

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three months ended January 31, 2022 and January 31, 2021.

(Canadian $ in millions)
For the three months ended		January 31, 2022		January 31, 2021
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	2,655	2,526	2,737	6,702
FVTPL Securities	129	17	56	134
FVOCI Securities	3,119	2,143	4,658	2,109
Securities sold but not yet purchased	629	833	414	4,784

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three months ended January 31, 2022 and January 31, 2021, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(44)	19	382	(192)	-	114	(86)	868	8
Corporate debt	7	(1)	(1)	9	-	-	-	(1)	13	(1)
Total trading securities	682	(45)	18	391	(192)	-	114	(87)	881	7
FVTPL Securities
Corporate equity	2,442	76	36	713	(81)	-	-	-	3,186	78
Total FVTPL securities	2,442	76	36	713	(81)	-	-	-	3,186	78
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	132	-	2	11	-	-	6	-	151	na
Total FVOCI securities	133	-	2	11	-	-	6	-	152	na
Business and government loans	6	-	-	-	-	-	-	-	6	-
Derivative Liabilities
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	-	-	-	-	-	-	-	2	-

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(75)	(31)	357	(353)	-	34	(32)	703	(1)
Corporate debt	-	-	-	-	-	-	-	-	-	-
Total trading securities	803	(75)	(31)	357	(353)	-	34	(32)	703	(1)
FVTPL Securities
Corporate equity	1,903	21	(49)	113	(27)	(4)	-	-	1,957	47
Total FVTPL securities	1,903	21	(49)	113	(27)	(4)	-	-	1,957	47
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	93	-	-	5	-	-	-	-	98	na
Total FVOCI securities	94	-	-	5	-	-	-	-	99	na
Business and government loans	1,945	-	(70)	1,488	-	(161)	-	-	3,202	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2022 and 2021 are included in earnings for the period.

Unrealized	gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na – not applicable